LONG-TERM INVESTMENTS (Schedule of Equity Method Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Amount	$ 8,647		$ 7,416
BEMC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	49.00%	[1]	49.00%	[1]
Amount	1,545	[1]	1,743	[1]
Shibo Movie [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		[2]	50.00%	[2]
Amount		[2]	455	[2]
Xinghe Union [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			50.00%	[2]
Ownership percentage	90.00%	[2]
Amount		[2]	370	[2]
Guangxi Dingyuan [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%	[3]	40.00%	[3]
Amount	753	[3]	718	[3]
AM Guangying [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	38.00%	[4]	48.00%	[4]
Amount	3,219	[4]	1,652	[4]
Yunxing Chuangrong [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	[5]	50.00%	[5]
Amount	2,340	[5]	2,478	[5]
AM Jiaming [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	49.00%	[6]		[6]
Amount		[6]		[6]
Qingdao AM [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	49.00%	[7]		[7]
Amount	790	[7]		[7]
Jiacheng Advertising [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%	[8]		[8]
Amount		[8]		[8]

[1]	In March 2008, the Group entered into a definitive agreement with China Eastern Media Corporation, Ltd., a subsidiary of China Eastern Group and China Eastern Airlines Corporation Limited operating the media resources of China Eastern Group, to establish a joint venture, BEMC. BEMC was incorporated on March 18, 2008 in the PRC with China Eastern Media Corporation and the Group holding 51% and 49% equity interest, respectively. BEMC obtained concession rights of certain media resources from China Eastern Group, including the digital TV screens on airplanes of China Eastern Airlines, and paid concession fees to its shareholders as consideration. The total paid-in capital of BEMC was $2,119, which was contributed by both parties proportionately. In September 2013 and December 2014, BEMC distributed dividend of $1,401 and $495, respectively, in which $686 and $242, respectively were distributed and paid to the Group.
[2]	On February 15, 2012 and March 13, 2012, the Group and Beijing N-S Digital TV Co., Ltd. ("N-S Digital TV") established two joint ventures, Shibo Movie and Xinghe Union, respectively. The registered capital of Shibo Movie and Xinghe Union was $1,558 each. The Group and N-S Digital TV each contributed $794, representing 50% of the equity interest in each Shibo Movie and Xinghe Union. Shibo Movie is engaged in movie technology development and consulting services, and Xinghe Union is engaged in movie and TV series investment and publishing, advertisement design and production. These joint ventures were established pursuant to a framework agreement entered into with Beijing Super TV Co., Ltd. ("Super TV") in June 2011 and the supplemental agreement entered into with Super TV and N-S Digital TV in January 2012.
[3]	In April 2012, The Group entered into an agreement with Asiaray Advertising Media Ltd. ("Asiaray") and Guangxi Civil Aviation Development Co., Ltd. ("Guangxi Civil Aviation") to establish a joint venture, Guangxi Dingyuan. Guangxi Dingyuan was incorporated on April 18, 2012 with total contributed capital of $1,605, of which 20%, 40% and 40% of that amount was contributed by Guangxi Civil Aviation, Asiaray and the Group, respectively. Guangxi Dingyuan exclusively operates various media resources in four airports in China's Guangxi province.
[4]	In December 2013, the Group entered into an agreement with Zhejiang Tianguang Diying Production Co., Ltd. to establish a joint venture, AM Guangying. AM Guangying was incorporated on December 25, 2013 with total contributed capital of $1,871, of which 52% and 48% of that amount was contributed by Zhejiang Tianguang Diying Production Co., Ltd. and the Group, respectively. In March 2014, the Group participated a capital call at $1,629 without any change of its equity interest. As a result, the total contributed capital by the Group was $2,520 as of December 31, 2014. AM Guangying is mainly engaged in film production.
[5]	In December 2013, the Group entered into an agreement with Hainan Airlines Culture Co., Ltd. ("Hainan Airlines") to establish a joint venture, Yunxing Chuangrong. Yunxing Chuangrong was registered on December 17, 2013 with total contributed capital of $4,956. The Group and Hainan Airlines each contributed $2,478, representing 50% of the equity interest. Yunxing Chuangrong is established for its operation in the in-flight internet business.
[6]	In June 2014, the Group sold 51% equity interests in AM Jiaming to an individual with consideration of $53. The disposal gain of $19 was recognized in the year ended December 31, 2014. AM Jiaming was changed from a wholly-owned subsidiary to a 49% equity method investee of the Group.
[7]	In December 2014, the Group entered into an agreement with Qingdao International Airport Group Co., Ltd. ("Qingdao Airport") to establish a joint venture, Qingdao AM. Qingdao AM was registered on December 25, 2014 with total committed capital contribution of $1,607. The Group and Qingdao Airport each committed to contribute $788 and $819, respectively, representing 49% and 51% of the equity interest of Qingdao AM. The Group paid the whole capital injection of $788 to Qingdao AM in January 2015. Qingdao AM exclusively operates various media resources in Qingdao International Airport.
[8]	In December 2014, the Group entered into an agreement with Beijing East Culture Media Co., Ltd. ("East Jiacheng") to establish a joint venture, Jiacheng Advertising. Jiacheng Advertising was registered on December 12, 2014 with total committed capital contribution of $4,849. The Group and East Jiacheng each committed to contribute $1,455 and $3,394, respectively, representing 30% and 70% of the equity interest of Jiaming Advertising. As of December 31, 2014, the Group did not pay any capital into Jiacheng Advertising. The capital contribution shall be paid within 50 years which is permitted under current PRC laws. Jiacheng Advertising mainly operates digital TV media resources.